S000075391 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
William Blair Mid Cap Value Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	7.33%	10.71%	13.21%